Financial instruments	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Financial instruments
Note 9 - Financial instruments
Fair values
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amounts of these financial assets and liabilities approximate their fair value.

	As of June 30, 2026		As of December 31, 2025
	Current	Non-Current	Current	Non-Current
Financial assets
Cash and cash equivalents	887,577	—	1,159,300	—
Trade receivables and other receivables	363,885	—	341,881	—
Restricted deposits	5,898	67,257	19,188	38,934
Other financial assets	26,089	14,481	49,079	14,340
Total financial assets measured at amortized cost	1,283,449	81,738	1,569,448	53,274
Financial liabilities
Loans and borrowings	(4,956,555)	(946,820)	(3,860,675)	(2,499,230)
Trade payables	(894,797)	—	(1,107,162)	—
Accrued expenses	(319,045)	—	(424,152)	—
Refund liabilities	(171,734)	(73,212)	(167,642)	(30,875)
Lease liabilities	(28,641)	(84,460)	(37,210)	(93,514)
Liabilities related to repurchase commitments	(131,083)	(4,256)	(124,633)	(722)
Advance payments from customers	(9,915)	—	(16,062)	—
Other financial liabilities	(20,111)	—	(11,582)	—
Total financial liabilities measured at amortized cost	(6,531,881)	(1,108,748)	(5,749,118)	(2,624,341)
The following table shows the maturities for the Group's non-derivative financial assets and liabilities as of June 30, 2026 and as of December 31, 2025:

	As of June 30, 2026
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	887,577	—	—	887,577
Trade receivables and other receivables	363,885	—	—	363,885
Restricted deposits	5,898	67,257	—	73,155
Other financial assets	26,089	11,710	2,771	40,570
Total financial assets measured at amortized cost	1,283,449	78,967	2,771	1,365,187
Financial liabilities
Loans and borrowings	(4,956,555)	(281,475)	(665,345)	(5,903,375)
Trade payables	(894,797)	—	—	(894,797)
Accrued expenses	(319,045)	—	—	(319,045)
Refund liabilities	(171,734)	(73,212)	—	(244,946)
Lease liabilities	(28,641)	(74,074)	(10,386)	(113,101)
Liabilities related to repurchase commitments	(131,083)	(4,256)	—	(135,339)
Advance payments from customers	(9,915)	—	—	(9,915)
Other financial liabilities	(20,111)	—	—	(20,111)
Total financial liabilities measured at amortized cost	(6,531,881)	(433,017)	(675,731)	(7,640,629)

	As of December 31, 2025
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	1,159,300	—	—	1,159,300
Trade receivables and other receivables	341,881	—	—	341,881
Restricted deposits	19,188	38,934	—	58,122
Other financial assets	49,079	11,482	2,858	63,419
Total financial assets measured at amortized cost	1,569,448	50,416	2,858	1,622,722
Financial liabilities
Loans and borrowings	(3,860,675)	(2,499,230)	—	(6,359,905)
Trade payables	(1,107,162)	—	—	(1,107,162)
Accrued expenses	(424,152)	—	—	(424,152)
Refund liabilities	(167,642)	(30,875)	—	(198,517)
Lease liabilities	(37,210)	(67,621)	(25,893)	(130,724)
Liabilities related to repurchase commitments	(124,633)	(722)	—	(125,355)
Advance payments from customers	(16,062)	—	—	(16,062)
Other financial liabilities	(11,582)	—	—	(11,582)
Total financial liabilities measured at amortized cost	(5,749,118)	(2,598,448)	(25,893)	(8,373,459)
The following table shows the carrying amounts of financial liabilities measured at fair value through profit and loss on a recurring basis:

	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
As of June 30, 2026
Earn-out rights	—	—	422	422
Class C-1 Shares	1,715	—	—	1,715
Class C-2 Shares	—	376	—	376
Total	1,715	376	422	2,513
As of December 31, 2025
Earn-out rights	—	—	3,579	3,579
Class C-1 Shares	4,353	—	—	4,353
Class C-2 Shares	—	955	—	955
Total	4,353	955	3,579	8,887
There were no transfers between Level 1 and Level 2 in the six months ended June 30, 2026 and 2025.
Significant unobservable inputs to valuation of the contingent earn-out rights
As of June 30, 2026, the valuation technique for determining the fair value of the earn-out rights and the inputs used were unchanged from those described in the Group's 2025 Consolidated Financial Statements. The following table presents the variables considered in the valuation and the earn-out fair value:

	As of June 30, 2026	As of December 31, 2025
Term in years	1.48	1.98
Volatility	85%	90%
Risk-free rate	4.0%	3.4%
The volatility represents the most significant unobservable input utilized in this Level 3 valuation technique. As of June 30, 2026, a 1% increase in the volatility would have resulted in a decrease in fair value of $3, and a 1% decrease in the volatility would have resulted in a decrease in fair value of $86.
The table that follows shows the changes in the fair value of the earn-out rights in the periods presented:

Earn-out rights
As of January 1, 2026	3,579
Change in fair value measurement	(3,157)
As of June 30, 2026	422
As of January 1, 2025	28,778
Change in fair value measurement	(15,813)
As of June 30, 2025	12,965
The earn-out liability is presented in non-current liabilities within the Unaudited Condensed Consolidated Statement of Financial Position to align with the expected timing of the underlying earn-out payments.
Risk management
As a result of its business and the global nature of its operations, Polestar Group is exposed to market risks, primarily from changes in foreign currency exchange rates and interest rate risk, credit risk and liquidity risk. As of June 30, 2026, there were no significant changes in the risks to which the Group is exposed or in its management of risk from December 31, 2025.
During the six months ended June 30, 2026 Polestar began discussions with the syndicate of lenders for its Club Loan (refer to Note 13 - Loans and borrowings for further information) in relation to its covenants. Prior to June 30, 2026, the required majority of lenders agreed to amend the debt-to-asset ratio range for the calculation as of June 30, 2026. As a result, Polestar was in compliance with this covenant as of June 30, 2026. The lenders also agreed to amend the debt-to-asset ratio range for the calculation as of September 30, 2026 from 0.85:1 to 1.40:1 and December 31, 2026 from 0.80:1 to 1.30:1, respectively, as well as the minimum revenue requirement for the calendar year 2026 from $8,670.2 million to $3,300.0 million.